UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $120,606 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     9577   162900 SH       SOLE                   162900        0        0
ARCHSTONE SMITH TR             COM              039583109     9228   170000 SH       SOLE                   170000        0        0
AVALONBAY CMNTYS INC           COM              053484101     4420    34000 SH       SOLE                    34000        0        0
BOSTON PROPERTIES INC	       COM              101121101     3205    27300 SH       SOLE                    27300        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     6658    94700 SH       SOLE                    94700        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     1991    45800 SH       SOLE                    45800        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     1183    21900 SH       SOLE                    21900        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     2016    41800 SH       SOLE                    41800        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     9827   108438 SH       SOLE                   108438        0        0
KILROY RLTY CORP               COM              49427F108     2924    81159 SH       SOLE                    81159        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     7921   107398 SH       SOLE                   107398        0        0
MACERICH CO                    COM              554382101     8966    97078 SH       SOLE                    97078        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     1719    55000 SH       SOLE                    55000        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     3387    76400 SH       SOLE                    76400        0        0
PUBLIC STORAGE INC             COM              74460D109     3298    50800 SH       SOLE                    50800        0        0
SL GREEN RLTY CORP             COM              78440X101     5931    43236 SH       SOLE                    43236        0        0
SPDR TR                        UNIT SER 1       78462F103    27378   192800 SH       SOLE                   192800        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     5058   185561 SH       SOLE                   185561        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106     3316    57176 SH       SOLE                    57176        0        0
UDR INC                        COM              902653104     2603    85000 SH       SOLE                    85000        0        0